Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 517,259,080.01
Previously Paid Amount	0.00
Total Fee Amount	45,001.54
Total Offset Amount	13,643.94
Net Fee	$ 31,357.60
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A